MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefit Contributions [Abstract]
Contribution to employee benefits	$ 2,202	$ 2,717	$ 2,173